Share Capital and Share Premium - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2021	Aug. 06, 2021	May 17, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued in respect of exercise of share options		8,328,356	12,721,798
Secured borrowings			$ 617,789
February 2020 Notes
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued on conversion				6,122,250	7,013,405	3,190,345
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued		26,571,174	14,611,136
Par value		$ 0.04	$ 0.04
Shares issued in respect of exercise of share options		1,916,818
Class A Ordinary Shares | Artemis
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued	1,889,338
Percentage of existing issued share capital	0.50%
Gross proceeds	$ 50,000
Class A Ordinary Shares | February 2020 Notes
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued on conversion				6,122,250	7,013,405	3,190,345
Secured borrowings				$ 75,000	$ 85,900	$ 39,100